Other receivables	12 Months Ended
Dec. 31, 2025
Other receivables
Other receivables

17       Other receivables

	At December 31,
	2025	2024
Non-Current
Trust funds (1)	43,203	42,162
Tax credits	6,429	6,688
Prepaid expenses	2,079	1,865
Other	8,299	7,746
	60,010	58,461
Current
Tax credits	19,734	26,498
Guarantee deposit	7,469	7,000
Receivables from related parties (Note 27)	11,716	9,239
Prepaid expenses	10,226	6,122
Other (2)	17,449	14,297
	66,594	63,156

(1) Funds are held by a trust, on which the Company does not have the power to direct the relevant activities of the trustee and is not exposed, or have rights, to variable returns, and as a consequence does not consolidate the trustee.

17       Other receivables (Cont.)

(2) Mainly includes receivable for the additional Municipal tax on passenger boarding fees of TA for a total amount of USD 6,157 as of December 31, 2025 (USD 5,534 as of December 31, 2024).

The fair value of financial assets recorded under other receivables current approximates to its carrying amount. The fair value of financial assets recorded under trust funds non-current amounts to approximately USD 46.7 million at December 31, 2025 (USD 45.6 million as of December 31, 2024). The fair value of these financial assets was calculated using a discounted cash flow (Level 3).